FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Level 1 [Member] | Recurring [Member] | Fair Value [Member]
Financial Assets and Liabilities Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	$ 8,446	$ 31,506
Level 1 [Member] | Recurring [Member] | Carrying Value [Member]
Financial Assets and Liabilities Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	8,446	31,506
Level 2 [Member] | Recurring [Member] | Fair Value [Member]
Financial Assets and Liabilities Fair Value Disclosure [Abstract]
Initial Credit Facility	(132,900)	(137,000)
Level 2 [Member] | Recurring [Member] | Carrying Value [Member]
Financial Assets and Liabilities Fair Value Disclosure [Abstract]
Initial Credit Facility	(132,900)	(137,000)
Level 2 [Member] | Non-recurring [Member] | Fair Value [Member]
Financial Assets and Liabilities Fair Value Disclosure [Abstract]
Vessels	176,914	0
Level 2 [Member] | Non-recurring [Member] | Carrying Value [Member]
Financial Assets and Liabilities Fair Value Disclosure [Abstract]
Vessels	$ 176,914	$ 0